CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 23,645	$ 170,715
Adjustments to reconcile net income to net cash generated from operating activities:
Share-based compensation	3,150	4,499
Depreciation of property and equipment	10,242	8,559
Deferred tax expenses (benefits)	(31,734)	19,552
Allowance for doubtful accounts	14,749	15,985
Amortization of convertible issuance cost	2,397	2,275
Amortization of loan origination costs	682	1,581
Deemed rental expense (Note 14(b))	131	131
Changes in operating assets and liabilities:
Accounts receivable	(89,008)	(26,388)
Funds receivable	17,429	(6,965)
Prepayments and other current assets	(22,793)	$ 10,666
Commitment deposits	30,263
Loans receivable, current	(164,652)	$ (36,502)
Loans receivable, non-current	(38,961)
Amounts due from related parties	(365)
Amounts due to related parties	(657)	963
Other non-current assets	6,814	(5,784)
Accrued expenses and other liabilities	53,484	22,857
Other non-current liabilities	(29)	(95)
Deferred revenue	(8,700)	7,885
Income tax payable	22,633	6,416
Customers' refundable fees	37,792	23,120
Net cash generated from (used in) operating activities	(133,488)	219,470
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of fixed-rate time deposits	(107,357)	(1,172,268)
Proceeds from maturity of fixed-rate time deposits	451,208	635,995
Acquisition of property and equipment	(19,874)	$ (5,814)
Purchase of land use right	(54)
Purchase for long-term investments	(121,393)	$ (13,582)
Proceeds from disposal of property and equipment	123	45
Deposits for non-current assets	(20,804)	(48,249)
Net cash (used in) generated from investing activities	181,849	(603,873)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercise of share options	3,811	12,819
Proceeds from short-term loans	72,750
Proceeds from issuance of convertible senior notes	$ 100,000	50,000
Payment for issuance cost of convertible senior notes		$ (1,144)
Proceeds from issuance of shares by a PRC Domestic Entity's subsidiary	$ 718
Proceeds from issuance of Class A ordinary shares	100,000
Payment of short-term loan	(80,750)	$ (90,000)
Payment for loan origination costs	(15)	(244)
Payment of dividends	(82,751)	(82,380)
Changes in restricted cash	15,156	303,805
Net cash generated from financing activities	128,919	192,856
Exchange rate effect on cash and cash equivalents	(15,873)	(3,219)
Net (decrease) increase in cash and cash equivalents	161,407	(194,766)
Cash and cash equivalents at beginning of period	354,760	581,010
Cash and cash equivalents at end of period	$ 516,167	$ 386,244